Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

9. Fair Value of Financial Instruments

The Company discloses fair value information about financial instruments, whether or not recognized in the statement of financial condition, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based upon the application of discount rates to estimated future cash flows based upon market yields or by using other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, fair values are not necessarily indicative of the amounts the Company could realize on disposition of the financial instruments. The use of different market assumptions and/or estimation methodologies may have a material effect on estimated fair value amounts.

The following table presents the carrying value in the financial statements, and approximate fair value of financial instruments at September 30, 2015 and December 31, 2014:

	September 30, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Retained CDO Bonds (1), (2)	$11,568	$11,568	$4,293	$4,293
Marketable securities (3)	$-	$-	$165,001	$165,001
Financial liabilities:
Derivative instruments	$6,437	$6,437	$3,189	$3,189
Long term debt
Term Loan (2)	$300,000	$300,263	$200,000	$199,997
Unsecured Credit Facility (2)	$270,059	$270,561	$-	$-
Mortgage notes payable (2)	$318,874	$328,254	$161,642	$165,907
Exchangeable Senior Notes (2)	$108,997	$116,760	$107,836	$116,064

(1)

Retained CDO Bonds represent the CDOs’ subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.

(2)

Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions. Refer to Note 6 for more information on the long term debt instruments.

(3)	Marketable securities represent the Company’s investment in U.S. treasury securities, which are classified in cash and cash equivalents on the Condensed Consolidated Balance Sheets.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate the value:

Cash and cash equivalents, marketable securities, accrued interest, and accounts payable: These balances in the Condensed Consolidated Financial Statements reasonably approximate their fair values due to the short maturities of these items.

Retained CDO Bonds: Non-investment grade, subordinate CDO bonds, preferred shares and ordinary shares are presented on the Condensed Consolidated Financial Statements at fair value. The fair value is determined by an internally developed discounted cash flow model.

Derivative instruments: The Company’s derivative instruments, which are primarily comprised of interest rate swap agreements, are carried at fair value in the Condensed Consolidated Financial Statements. The fair values of the interest rate swaps are determined based upon third-party valuations. Refer to Note 10 for more information on the derivative instruments.

Mortgage notes payable, Term Loan, Unsecured Credit Facility, and Secured Credit Facility: These instruments are presented in the Condensed Consolidated Financial Statements at amortized cost and not at fair value. The fair value of each instrument is estimated by a discounted cash flows model, using discount rates that best reflect current market rates for financings with similar characteristics and credit quality. The amortization of mortgage premiums or discounts is recorded in interest expense on the Condensed Consolidated Statements of Operations. Refer to Note 6 for more information on these instruments.

Exchangeable Senior Notes: The Exchangeable Senior Notes are presented at amortized cost on the Condensed Consolidated Financial Statements. The fair value is determined based upon a discounted cash-flow methodology using discount rates that best reflect current market rates for instruments with similar with characteristics and credit quality. Refer to Note 6 for more information on the Exchangeable Senior Notes.

Disclosure about fair value of financial instruments is based on pertinent information available to the Company at September 30, 2015 and December 31, 2014. Although the Company is not aware of any factors that would significantly affect the reasonable fair value amounts, such amounts have not been comprehensively revalued for the purpose of these financial statements since September 30, 2015 and December 31, 2014, and current estimates of fair value may differ significantly from the amounts presented herein.

The following discussion of fair value was determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, fair values are not necessarily indicative of the amounts the Company could realize on disposition of the financial instruments. Determining which category an asset or liability falls within the hierarchy requires significant judgment and the Company evaluates its hierarchy disclosures each quarter.

Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are categorized in the table below based upon the lowest level of significant input to the valuations.

At September 30, 2015	Total	Level I	Level II	Level III
Financial Assets:
Retained CDO Bonds:
Non-investment grade, subordinate CDO bonds	$11,568	$-	$-	$11,568
	$11,568	$-	$-	$11,568

Financial Liabilities:
Derivative instruments:
Interest rate swaps	$6,437	$-	$-	$6,437
	$6,437	$-	$-	$6,437

At December 31, 2014	Total	Level I	Level II	Level III
Financial Assets:
Retained CDO Bonds:
Non-investment grade, subordinate CDO bonds	$4,293	$-	$-	$4,293
Marketable securities:
U.S. Treasury securities	165,001	165,001	-	-
	$169,294	$165,001	$-	$4,293

Financial Liabilities:
Derivative instruments:
Interest rate swaps	$3,189	$-	$-	$3,189
	$3,189	$-	$-	$3,189

Derivative instruments :  Interest rate swaps were valued with the assistance of a third-party derivative specialist, who uses a combination of observable market-based inputs, such as interest rate curves, and unobservable inputs which require significant judgment such as the credit valuation adjustments due to the risk of non-performance by both the Company and its counterparties. The fair value of derivatives classified as Level III are most sensitive to the credit valuation adjustment as all or a portion of the credit valuation adjustment may be reversed or otherwise adjusted in future periods in the event of changes in the credit risk of the Company or its counterparties.

Total losses from derivatives for the three and nine months ended September 30, 2015 were $2,584 and $3,248, respectively, in accumulated other comprehensive income (loss). Total losses (gains) from derivatives for the three and nine months ended September 30, 2014 were ($1,031) and $1,172, respectively, in accumulated other comprehensive income (loss). During the nine months ended September 30, 2014, the Company entered into one interest rate swap.

Retained CDO Bonds :  Retained CDO Bonds are valued on a recurring basis using an internally developed discounted cash flow model. Management estimates the timing and amount of cash flows expected to be collected and applies a discount rate equal to the yield that the Company would expect to pay for similar securities with similar risks at the valuation date. Future expected cash flows generated by management require significant assumptions and judgment regarding the expected resolution of the underlying collateral, which includes loan investments, real estate investments, and collateralized mortgage-backed securities. The resolution of the underlying collateral requires further management assumptions regarding capitalization rates, lease-up periods, future occupancy rates, market rental rates, holding periods, capital improvements, net property operating income, timing of workouts and recoveries, loan loss severities and other factors. The models are most sensitive to the unobservable inputs such as the timing of a loan default or property sale and the severity of loan losses. Due to the inherent uncertainty in the determination of fair value, the Company has designated its Retained CDO Bonds as Level III.

Quantitative information regarding the valuation techniques and the range of significant unobservable Level III inputs used to determine fair value measurements on a recurring basis as of September 30, 2015 are:

	At September 30, 2015
Financial Asset or Liability	Fair Value	Valuation Technique	Unobservable Inputs	Range
Non-investment grade, subordinate CDO bonds	$11,568	Discounted cash flows	Discount rate	20.00%
Interest rate swaps	$6,437	Hypothetical derivative method	Credit borrowing spread	199 to 240 basis points

The following table reconciles the beginning and ending balances of financial assets measured at fair value on a recurring basis using Level III inputs:

Retained CDO Bonds
Balance as of December 31, 2014	$4,293
Amortization of discounts or premiums	1,146
Adjustments to fair value:
Included in other comprehensive income	6,129
Other-than-temporary impairments	-
Balance as of September 30, 2015	$11,568

The following rollforward table reconciles the beginning and ending balances of financial liabilities measured at fair value on a recurring basis using Level III inputs:

Derivative Instruments
Balance as of December 31, 2014	$3,189
Adjustments to fair value:
Unrealized loss on derivatives	3,248
Balance as of September 30, 2015	$6,437

Fair Value on a Non-Recurring Basis

The Company did not measure any of its financial instruments on a non-recurring basis as of September 30, 2015 or December 31, 2014.

10. Fair Value of Financial Instruments

The Company discloses fair value information about financial instruments, whether or not recognized in the financial statements, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based upon the application of discount rates to estimated future cash flows based upon market yields or by using other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, fair values are not necessarily indicative of the amounts the Company could realize on disposition of the financial instruments. The use of different market assumptions and/or estimation methodologies may have a material effect on estimated fair value amounts.

In connection with the Company’s disposal of Gramercy Finance and the subsequent exit from the commercial real estate finance business, more fully described in Note 3, “Dispositions and Assets Held for Sale,” for the year ended December 31, 2012, the Company recorded impairment charges of $882 on its loan investments, CMBS investments, and real estate held by the CDOs as a result of the reclassification of all loan investments and real estate held by the CDOs as held for sale and the inability to express the intent to hold impaired CMBS investments until amortized cost is recovered. In connection with the disposal of Gramercy Finance, the Company also recorded recurring and non-recurring fair value measurements as of the date of disposal for certain financial instruments before derecognition.

The following table presents the carrying value in the financial statements and approximate fair value of financial instruments at December 31, 2014 and December 31, 2013:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Retained CDO Bonds (1), (2)	$4,293	$4,293	$6,762	$6,762
Marketable securities (3)	$165,001	$165,001	$-	$-
Financial liabilities:
Derivative instruments	$3,189	$3,189	$187	$187
Contingent value rights (4)	$-	$-	$115	$115
Long term debt
Term Loan (2)	$200,000	$199,997	$-	$-
Unsecured Credit Facility (2)	$-	$-	$-	$-
Secured Credit Facility (2)	$-	$-	$45,000	$45,297
Mortgage notes payable (2)	$161,642	$165,907	$122,180	$123,349
Exchangeable Senior Notes (2)	$107,836	$116,064	$-	$-

(1) Retained CDO Bonds represent the CDOs’ subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.

(2) Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions.

(3) Marketable securities represent the Company’s investment in U.S. treasury securities, which are classified in cash and cash equivalents on the Consolidated Balance Sheet.

(4) Pursuant to the Company’s private placement of equity in October 2013, the Company entered into the CVR Agreements with purchasers of the Company’s common stock in that offering, which are discussed more fully in Note 11.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate the value:

Cash and cash equivalents, marketable securities, accrued interest, and accounts payable: These balances in the Consolidated Financial Statements reasonably approximate their fair values due to the short maturities of these items.

Retained CDO Bonds: Non-investment grade, subordinate CDO bonds, preferred shares and ordinary shares are presented on the Consolidated Financial Statements at fair value. The fair value is determined by an internally developed discounted cash flow model.

Derivative instruments: The Company’s derivative instruments, which are primarily comprised of interest rate caps and interest rate swap agreements, are carried at fair value in the Consolidated Financial Statements based upon third-party valuations.

Contingent value rights: The Company’s contingent value rights were presented at fair value on the Consolidated Financial Statements based upon valuation using the Black Scholes model.

Mortgage notes payable, Term Loan, Unsecured Credit Facility, and Secured Credit Facility: These instruments are presented in the Consolidated Financial Statements at amortized cost and not at fair value. The fair value of each instrument is estimated by a discounted cash flows model, using discount rates that best reflect current market rates for financings with similar characteristics and credit quality.

Exchangeable Senior Notes: The Exchangeable Senior Notes are presented at amortized cost on the Consolidated Financial Statements. The fair value is determined based upon a discounted cash-flow methodology using discount rates that best reflect current market rates for instruments with similar with characteristics and credit quality.

Disclosure about fair value of financial instruments is based on pertinent information available to the Company at the reporting date. Although the Company is not aware of any factors that would significantly affect the reasonable fair value amounts, such amounts have not been comprehensively revalued for the purpose of these financial statements since December 31, 2014 and December 31, 2013, and current estimates of fair value may differ significantly from the amounts presented herein.

Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are categorized in the table below based upon the lowest level of significant input to the valuations.

At December 31, 2014	Total	Level I	Level II	Level III
Financial Assets:
Retained CDO Bonds:
Non-investment grade, subordinate CDO bonds	$4,293	$-	$-	$4,293
Marketable securities:
U.S. Treasury securities	165,001	165,001	-	-
	$169,294	$165,001	$-	$4,293

Financial Liabilities:
Derivative instruments:
Interest rate swaps	$3,189	$-	$-	$3,189
	$3,189	$-	$-	$3,189

At December 31, 2013	Total	Level I	Level II	Level III
Financial Assets:
Retained CDO Bonds:
Non-investment grade, subordinate CDO bonds	$6,762	$-	$-	$6,762
	$6,762	$-	$-	$6,762

Financial Liabilities:
Derivative instruments:
Interest rate swaps	$187	$-	$-	$187
Contingent value rights	115	-	-	115
	$302	$-	$-	$302

Derivative instruments: Interest rate swaps and caps are valued with the assistance of a third-party derivative specialist, who uses a combination of observable market-based inputs, such as interest rate curves, and unobservable inputs which require significant judgment such as the credit valuation adjustments due to the risk of non-performance by both the Company and its counterparties. The fair valuation of derivative instruments is most sensitive to the credit valuation adjustment as all or a portion of the credit valuation adjustment may be reversed or otherwise adjusted in future periods in the event of changes in the credit risk of the Company or its counterparties. Fair values of the Company’s derivative instruments, such as the CVR investments, were valued using a Black-Scholes model. Fair value of the Company’s embedded exchange option is determined using a probabilistic valuation model with the assistance of third-party valuation specialists.

Total gains or (losses) from derivatives for the years ended December 31, 2014 and 2013 were ($3,002) and $9,914, respectively, in accumulated other comprehensive income (loss). On March 15, 2013, the date of disposal of Gramercy Finance, the Company reclassified the amounts out of accumulated other comprehensive income (loss) and derecognized the derivative instruments. During the year ended December 31, 2014, the Company entered into an interest rate swap agreement and did not enter into any new interest rate caps.

Retained CDO Bonds: Retained CDO Bonds are valued on a recurring basis using an internally developed discounted cash flow model. Management estimates the timing and amount of cash flows expected to be collected and applies a discount rate equal to the yield that the Company would expect to pay for similar securities with similar risks at the valuation date. Future expected cash flows generated by management require significant assumptions and judgment regarding the expected resolution of the underlying collateral, which includes loans and other lending investments, real estate investments, and CMBS. The resolution of the underlying collateral requires further management assumptions regarding capitalization rates, lease-up periods, future occupancy rates, market rental rates, holding periods, capital improvements, net property operating income, timing of workouts and recoveries, loan loss severities and other factors. The models are most sensitive to the unobservable inputs such as the timing of a loan default or property sale and the severity of loan losses. Significant increases (decreases) in any of those inputs in isolation as well as any change in the expected timing of those inputs would result in a significantly lower (higher) fair value measurement. Due to the inherent uncertainty in the determination of fair value, the Company has designated its Retained CDO Bonds as Level III.

Quantitative information regarding the valuation techniques and the range of significant unobservable Level III inputs used to determine fair value measurements on a recurring basis as of December 31, 2014 are:

	At December 31, 2014
Financial Asset or Liability	Fair Value	Valuation Technique	Unobservable Inputs	Range
Non-investment grade, subordinate CDO bonds	$4,293	Discounted cash flows	Discount rate	20.00%
Interest rate swaps	$3,189	Hypothetical derivative method	Credit borrowing spread	150 to 250 basis points

The following roll forward table reconciles the beginning and ending balances of financial assets measured at fair value on a recurring basis using Level III inputs:

Retained CDO Bonds
Balance as of December 31, 2013	$6,762
Amortization of discounts or premiums	1,595
Adjustments to fair value:
Included in other comprehensive income	752
Other-than-temporary impairments	(4,816)
Balance as of December 31, 2014	$4,293

The following roll forward table reconciles the beginning and ending balances of financial liabilities measured at fair value on a recurring basis using Level III inputs:

Derivative Instruments

Balance as of December 31, 2013	$302
Embedded exchange option	8,311
Transfer of embedded exchange option to stockholders' equity	(11,726)
Expiration of Contingent Value Rights	(115)
Adjustments to fair value:
Realized loss on derivative instruments	3,415
Unrealized loss on derivatives	3,002
Balance as of December 31, 2014	$3,189

Fair Value on a Non-Recurring Basis

The Company did not measure any of its financial instruments on a non-recurring basis as of December 31, 2014 or December 31, 2013.